Accounts Receivable - net (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended																				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Trade receivables USD ($)	Dec. 31, 2012 Trade receivables USD ($)	Dec. 31, 2013 Aging within one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2012 Aging within one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2013 Aging greater than one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2012 Aging greater than one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2013 Other receivables USD ($)	Dec. 31, 2012 Other receivables USD ($)	Dec. 31, 2013 Accounts aged more than three years	Dec. 31, 2012 Accounts aged more than three years	Dec. 31, 2013 Accounts receivable aged between two year and three years	Dec. 31, 2012 Accounts receivable aged between two year and three years	Dec. 31, 2013 Accounts receivable aged between one year and two years	Dec. 31, 2012 Accounts receivable aged between one year and two years	Dec. 31, 2013 Accounts receivable aged less than one year	Dec. 31, 2012 Accounts receivable aged less than one year	Dec. 31, 2013 Accounts aged more than two years Change in estimate of allowance for accounts receivable Adjustment USD ($)
Accounts Receivable - net
Accounts receivable, gross					$ 33,743	$ 25,606
Allowance for doubtful accounts					(2,429)	(2,936)
Total accounts receivable	31,927	23,440			31,314	22,670	29,565	22,065	1,749	605	613	770
Carrying value of accounts receivable pledged as collateral for a bank loan	5,600			35,000
Percentage allowance for accounts receivable													100.00%	100.00%	56.30%	100.00%	16.90%	48.50%	1.70%	4.00%
Operating income	8,745	(21,151)	3,374																		801
Net income (loss) attributable to stockholders	$ 7,442	$ (14,853)	$ (844)																		$ 616
Basic earnings per share	$ 0.13	$ (0.27)	$ (0.02)																		$ 0.02
Diluted earnings per share	$ 0.13	$ (0.27)	$ (0.02)																		$ 0.01